Document and Entity Information	Dec. 14, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity File Number	001-38491
Entity Registrant Name	MID-SOUTHERN BANCORP, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	82-4821705
Entity Address, Address Line One	300 North Water Street
Entity Address, City or Town	Salem
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47167
City Area Code	812
Local Phone Number	883-2639
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	MSVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001734875
Amendment Flag	false